UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04316

MIDAS SERIES TRUST
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Midas Series Trust
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1.  Schedule of Investments

	MIDAS FUND
	SCHEDULE OF PORTFOLIO INVESTMENTS
	September 30, 2014
	(Unaudited)

Shares		Value
	Common Stocks (103.04%)
	Major Precious Metals Producers (51.15%)
25,712	Agnico Eagle Mines Limited	$746,419
55,000	AngloGold Ashanti Ltd. ADR (a)	660,000
45,000	Compania de Minas Buenaventura S.A.A.	521,100
25,000	Freeport-McMoRan Inc.	816,250
116,521	Gold Fields Limited	454,432
55,000	Goldcorp Inc. (a)	1,266,650
100,000	Kinross Gold Corporation (b)	330,000
50,000	Newmont Mining Corp. (a)	1,152,500
15,000	Randgold Resources Ltd. ADR (a)	1,013,850
27,500	Rio Tinto PLC ADR (a)	1,352,450
115,000	Yamana Gold Inc.	690,000
		9,003,651

	Intermediate Precious Metals Producers (17.33%)
200,000	B2Gold Corp. (b)	406,000
85,000	Detour Gold Corp. (a) (b)	667,800
125,000	Eldorado Gold Corp. Ltd. (a)	842,500
20,874	IAMGOLD Corporation (b)	57,612
125,000	New Gold Inc. (b)	631,250
1,145,001	Resolute Mining Ltd. (a) (b)	445,861
		3,051,023

	Junior Precious Metals Producers (4.54%)
100,000	Alamos Gold Inc. (a)	799,070

	Exploration and Project Development Companies (13.78%)
98,021	Ivanhoe Mines Ltd. Class B (b) (c)	79,992
90,474	Ivanhoe Mines Ltd. Class A (b) (c)	73,833
500,000	Northern Dynasty Minerals Ltd. (a) (b)	273,350
1,500,000	Platinum Group Metals Ltd. (a) (b)	1,335,000
1,000,000	Romarco Minerals Inc. (a) (b)	663,400
		2,425,575

	Other Natural Resources Companies (16.24%)
19,000	BHP Billiton Limited (a)	1,118,720
20,000	Canadian Natural Resources Limited	776,800
25,000	Cloud Peak Energy Inc. (b)	315,500
8,700	Franco-Nevada Corporation (a)	425,256
17,500	Osisko Gold Royalties Ltd. (b)	222,048
		2,858,324

	Total common stocks (Cost $36,129,410)	18,137,643

	Money Market Fund (0.02%)
3,944	SSgA Money Market Fund, 7 day annualized yield 0.00% (Cost $3,944)	3,944

	Total investments (Cost $36,133,354) (103.06%)	18,141,587

	Liabilities in excess of other assets (-3.06%)	(539,340)

	Net assets (100.00%)	$17,602,247

(a) All or a portion of these securities, have been segregated as collateral pursuant to the bank credit facility. As of September 30, 2014, the value of securities pledged as collateral was
$11,715,576 and there were no securities on loan under the lending agreement.
(b) Non-income producing.
(c) Illiquid and/or restricted security that has been fair valued.

ADR means "American Depositary Receipt."

	MIDAS MAGIC
	SCHEDULE OF PORTFOLIO INVESTMENTS
	September 30, 2014
	(Unaudited)

Shares		Value
	Common Stocks (104.13%)
	Arrangement of Transportation of Freight & Cargo (1.63%)
3,750	C.H. Robinson Worldwide, Inc.	$248,700

	Computer Communications Equipment (3.31%)
20,000	Cisco Systems, Inc. (a)	503,400

	Crude Petroleum & Natural Gas (3.36%)
3,000	Apache Corporation	281,610
10,000	Chesapeake Energy Corp. (a)	229,900
		511,510

	Electronic & Other Electrical Equipment (6.06%)
36,000	General Electric Company (a)	922,320

	Fire, Marine & Casualty Insurance (18.15%)
20,000	Berkshire Hathaway, Inc. Class B (a) (b)	2,762,800

	Information Retrieval Services (6.96%)
1,800	Google Inc. Class A (a) (b)	1,059,138

	Investment Advice (2.15%)
6,000	Franklin Resources, Inc. (a)	327,660

	Leather & Leather Products (1.40%)
6,000	Coach, Inc. (a)	213,660

	National Commercial Banks (9.72%)
19,400	JPMorgan Chase & Co. (a)	1,168,656
6,000	Wells Fargo & Company (a)	311,220
		1,479,876

	Oil and Gas Field Services (3.07%)
19,714	Seventy Seven Energy Inc. (b)	468,010

	Petroleum Refining (3.18%)
2,000	Chevron Corp. (a)	238,640
2,600	Exxon Mobil Corp. (a)	244,530
		483,170

	Pharmaceutical Preparations (7.70%)
11,000	Johnson & Johnson (a)	1,172,490

	Plastic Mail, Synth Resin/Rubber, Cellulose (2.16%)
10,000	Rayonier Advanced Materials Inc.	329,100

	Printed Circuit Boards (2.22%)
22,500	Kimball International Inc. Class B	338,625

	Real Estate (1.21%)
10,000	NorthStar Asset Management Group Inc.	184,200

	Real Estate Investment Trusts (1.16%)
10,000	NorthStar Realty Finance Corp.	176,700

	Retail - Drug Stores and Proprietary Stores (1.86%)
4,000	Express Scripts Holding Company (b)	282,520

	Services - Business Services (16.17%)
3,000	Accenture plc	243,960
30,000	MasterCard Incorporated	2,217,600
		2,461,560
	Services - Computer Integrated Systems Designs (2.19%)
5,600	Cerner Corp. (a) (b)	333,592

	Surgical & Medical Instruments & Apparatus (2.24%)
3,000	Becton, Dickinson and Company (a)	341,430

	Variety Stores (8.23%)
10,000	Costco Wholesale Corp. (a)	1,253,200

	Total common stocks (Cost $8,568,213)	15,853,661

	Money Market Fund (0.02%)
2,410	SSgA Money Market Fund, 7 day annualized yield 0.00% (Cost $2,410)	2,410

	Total investments (Cost $8,570,623) (104.15%)	15,856,071

	Liabilities in excess of other assets (-4.15%)	(632,162)

	Net assets (100.00%)	$15,223,909

(a) All or a portion of these securities have been segregated as collateral pursuant to the bank credit facility.
As of September 30, 2014, the value of securities pledged as collateral was $11,082,636 and there were no securities on loan under the lending agreement.
(b) Non-income producing.

	MIDAS PERPETUAL PORTFOLIO
	SCHEDULE OF PORTFOLIO INVESTMENTS
	September 30, 2014
	(Unaudited)

Shares		Value
	Gold (25.71%)
14,550	SPDR Gold Trust (a) (b) (Cost $1,481,551)	$1,690,855

	Silver (6.13%)
24,643	iShares Silver Trust (a) (b) (Cost $302,396)	402,913

	Swiss Franc Assets (21.97%) (c)
907,000	Switzerland Government 2.50% Notes, due 3/12/16	984,574
400,000	Switzerland Government 3.00% Notes, due 1/8/18	459,882

	Total Swiss franc assets (Cost $1,394,422)	1,444,456

	Hard Asset Securities (19.59%)
	Agricultural Chemicals (2.58%)
2,678	Syngenta AG ADR(b)	169,705

	Crude Petroleum & Natural Gas (4.02%)
750	CNOOC Limited	129,405
1,400	Occidental Petroleum Corporation	134,610
		264,015

	Metal Mining (9.02%)
11,000	Anglo American PLC ADR	122,815
1,800	BHP Billiton Limited	105,984
10,000	First Quantum Minerals Ltd.	193,459
2,249	Rio Tinto PLC ADR	110,606
5,500	Vale S.A.	60,555
		593,419

	Mining & Quarrying of Nonmetallic Minerals (1.07%)
2,694	Sociedad Quimica Y Minera De Chile S.A.	70,421

	Steel Works, Blast Furnaces & Rolling Mills (2.90%)
3,519	Nucor Corp.	191,011

	Total hard asset securities (Cost $1,648,929)	1,288,571

	Large Capitalization Growth Stocks (23.55%)
	Hospital and Medical Service Plans (4.59%)
3,500	UnitedHealth Group Incorporated (b)	301,875

	Pharmaceutical Preparations (4.29%)
3,000	Novartis AG ADR (b)	282,390

	Retail-Variety Stores (3.84%)
3,300	Wal-Mart Stores, Inc. (b)	252,351

	Services-Prepackaged Software (4.93%)
6,994	Microsoft Corporation (b)	324,242

	State Commercial Banks (2.38%)
11,253	Itau Unibanco Holding S.A.	156,192

	Telephone Communications (3.52%)
3,935	China Mobile Ltd. ADR (b)	231,181

	Total large capitalization growth stocks (Cost $1,091,967)	1,548,231

	Money Market Fund (3.23%)
212,653	SSgA Money Market Fund, 7 day annualized yield 0.00% (Cost $212,653)	212,653

	Total investments (Cost $6,131,918 ) (100.18%)	6,587,679

	Liabilities in excess of other assets (-0.18%)	(12,130)

	Net assets (100.00%)	$6,575,549

(a) Non-income producing.
(b) All or a portion of these securities have been segregated as collateral pursuant to the bank credit facility.
As of September 30, 2014, the value of securities pledged as collateral was $3,126,757 and there were no securities on loan under the lending agreement.
(c) Principal amount denominated in Swiss francs.

ADR means "American Depositary Receipt."

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is in the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. Gold and silver bullion are valued at 4:00 p.m. ET, at the mean between the last bid and asked quotations of the Bloomberg Composite (NY) Spot Price for that metal.  Debt obligations with remaining maturities of 60 days or less generally are valued at cost adjusted for amortization of premiums and accretion of discounts when it can be reasonably concluded, at each time a valuation is determined, that the amortized cost value of such security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation. Certain debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or according to prices quoted by a securities dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by a Fund could change on a day when shareholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by Midas Management Corporation, the Fund's Investment Manager, under the direction of or pursuant to procedures approved by the Fund’s Board of Trustees. Due to the inherent uncertainty of valuation, such fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. A security’s valuation may differ depending on the method used for determining value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or next trades.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

• Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.

• Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 - unobservable inputs for the asset or liability including the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets for the security, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy, within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs and methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) – Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Bonds – The fair value of bonds is estimated using various techniques, which may consider, among other things, recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Although most bonds may be categorized in level 2 of the fair value hierarchy, in instances where lower relative consideration is placed on transaction prices, quotations, or similar observable inputs, they may be categorized in level 3.

Restricted and/or illiquid securities – Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued with fair value pricing as determined in good faith by the Investment Manager under the direction of or pursuant to procedures approved by the Fund’s Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both or similar inputs. Depending on the relative significance of valuation inputs, these instruments may be categorized in either level 2 or level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2014 in valuing each Fund’s assets. Refer to each Fund’s Schedule of Portfolio Investments (unaudited) for detailed information on specific investments.

MIDAS FUND	Level 1	Level 2	Level 3	Total

Assets
Investments, at value
Common stocks	$17,983,818	$153,825	$-	$18,137,643
Money market fund	3,944	-	-	3,944

Total investments, at value	$17,987,762	$153,825	$-	$18,141,587

MIDAS MAGIC	Level 1	Level 2	Level 3	Total

Assets
Investments, at value
Common stocks	$15,853,661	$-	$-	$15,853,661
Money market fund	2,410	-	-	2,410

Total investments, at value	$15,856,071	$-	$-	$15,856,071

MIDAS PERPETUAL PORTFOLIO	Level 1	Level 2	Level 3	Total

Assets
Investments, at value
Gold	$1,690,855	$-	$-	$1,690,855
Silver	402,913	-	-	402,913
Swiss franc assets	-	1,444,456	-	1,444,456
Hard asset securities	1,288,571	-	-	1,288,571
Large capitalization growth stocks	1,548,231	-	-	1,548,231
Money market fund	212,653	-	-	212,653

Total investments, at value	$5,143,223	$1,444,456	$-	$6,587,679

There were no securities that transferred from level 1 at December 31, 2013 to level 2 at September 30, 2014 for any of the Funds.

Cost for Federal Income Tax Purposes
The aggregate cost of investments for tax purposes will depend upon each Fund’s investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. As of September 30, 2014, for federal income tax purposes, subject to changes, the aggregate cost, gross unrealized appreciation (depreciation), and net unrealized appreciation (depreciation) of investments are summarized as follows:

	Federal Income	Gross Unrealized		Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	Appreciation (Depreciation)

Midas Fund	$36,133,354	$369,122	$(18,360,889)	$(17,991,767)

Midas Magic	$8,570,623	$7,530,562	$(245,114)	$7,285,448

Midas Perpetual Portfolio	$6,131,918	$864,912	$(409,151)	$455,761

Illiquid and Restricted Securities
Midas Fund owns securities categorized in level 2 which have a limited trading market and/ or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued using fair value pricing. Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned as of September 30, 2014 were as follows:

	Acquisition
Security	Date	Cost	Value

Ivanhoe Mines Ltd. Class B	4/30/97	$0	$79,992
Ivanhoe Mines Ltd. Class A	4/30/97	0	73,833

		$0	$153,825

Percent of net assets		0.0%	0.87%

Foreign Securities Risk
Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political and economic developments, which could adversely affect the value of such securities. Moreover, securities of foreign issuers and traded in foreign markets may be less liquid and their prices more volatile than those of U.S. issuers and markets.

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Midas Series Trust

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 11, 2014

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: November 11, 2014

Exhibit Index

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)